UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2007

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Novare Capital Management
Address:  128 South Tryon Street, Charlotte, NC 28202


Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Don Olmstead
Title: Managing Director
Phone: 704-334-3698

Signature, Place, and Date of Signing:

     /s/ Don Olmstead 			Charlotte, NC		  11-09-2007
     ---------------------          -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 94

Form 13F Information Table Value Total:  $120,908
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE




                                                       VALUE   Shares or SH/ Put/  Investment Other  Voting Authority
Name of Issuer             Title of Class    Cusip    (X$1000)  PRN AMT  PRN Call  Discretion  MGRS.  Sole Shared Other None
American Intl Group Inc    COM              026874107      1114   16469  SH            Sole    N/A    Sole
American Standard          COM              029712106       261    7335  SH            Sole           Sole
Amerigas Propane           COM              030975106      1553   43500  SH            Sole           Sole
Anheuser Busch             COM              035229103       392    7850  SH            Sole           Sole
Archer-Daniels-Midlnd Co   COM              039483102      1240   37475  SH            Sole           Sole
Auto Data Processing       COM              053015103       915   19930  SH            Sole           Sole
Bank of America            COM              060505104      1689   33602  SH            Sole           Sole
BB&T Corporation           COM              054937107       444   11000  SH            Sole           Sole
Berkshire Hathaway Cl B    COM              084670207       288      73  SH            Sole           Sole
Best Buy Company Inc.      COM              086516101      2456   53367  SH            Sole           Sole
BP Amoco  ADR              COM              055622104       667    9621  SH            Sole           Sole
Buckeye Partners Uts L P   COM              118230101       384    7850  SH            Sole           Sole
C D W Corporation          COM              12512N105       783    8980  SH            Sole           Sole
Chevrontexaco Corp         COM              166764100      1374   14685  SH            Sole           Sole
Cisco                      COM              17275R102       251    7569  SH            Sole           Sole
Clorox Company             COM              189054109       875   14345  SH            Sole           Sole
Computer Sciences Corp     COM              205363104      1423   25465  SH            Sole           Sole
Conocophillips             COM              20825C104       691    7870  SH            Sole           Sole
Coventry Health Care Inc   COM              222862104      3195   51354  SH            Sole           Sole
Dominion Resources Inc.    COM              25746U109       696    8255  SH            Sole           Sole
Duke                       COM              26441C105       416   22262  SH            Sole           Sole
Emerson Electric Co.       COM              291011104      1940   36450  SH            Sole           Sole
Enbridge Energy            COM              28250R106      3461   70880  SH            Sole           Sole
Energy Transfer Equity     COM UT LTD PTN   29273V100      1072   31240  SH            Sole           Sole
Energy Transfer Partners   UNIT LTD PARTN   29273R109      2122   43445  SH            Sole           Sole
Entergy Corp.              COM              29364G103       522    4821  SH            Sole           Sole
Enterprise Prd Prtnrs Lp   COM              293792107      3921  129611  SH            Sole           Sole
Equity Residential PropertiSH BEN INT       29476L107       244    5765  SH            Sole           Sole
Exxon-Mobil                COM              30132G102       994   10744  SH            Sole          	Sole
Family Dollar Stores       COM              307000109       227    8550  SH            Sole          	Sole
FedEx Corporation          COM              31428X106      2117   20211  SH            Sole          	Sole
Ferrellgas Partners        UNIT LTD PART    315293100      2225   97580  SH            Sole          	Sole
Fidelity Natl Finl Inc     COM              31620R105       660   37785  SH            Sole          	Sole
Fiserv Inc                 COM              337738108      2171   42680  SH            Sole          	Sole
General Dynamics Corp      COM              369550108      1624   19228  SH            Sole          	Sole
General Electric           COM              369604103      1511   36505  SH            Sole          	Sole
Global Payments Inc        COM              37940X102       875   19785  SH            Sole          	Sole
Goldman Sachs              COM              38141G104      1441    6647  SH            Sole          	Sole
Halliburton Company        COM              406216101       356    9280  SH            Sole          	Sole
Harley Davidson Inc.       COM              412822108      1324   28645  SH            Sole          	Sole
Intuit Inc                 COM              461202103      1855   61225  SH            Sole          	Sole
Ishare S&P 500             S&P 500 INDEX    464287200       248    1624  SH            Sole          	Sole
Ishares Emerging Mkt.      MCSI EMERG MKT   464287234      2815   18839  SH            Sole          	Sole
Ishares GS Corp. Bond      IBOXX INV CPBD   464287242       243    2302  SH            Sole          	Sole
Ishares Intermediate Corp BLEHMAN INTER C   464288638       389    3900  SH            Sole          	Sole
Ishares International EAFE MSCI EAFE IDX    464287465       287    3475  SH            Sole          	Sole
Johnson & Johnson          COM              478160104      2144   32628  SH            Sole          	Sole
Kimberly Clark             COM              494368103      1189   16927  SH            Sole          	Sole
Kinder Morgan Energy Lp    UNIT LTD PART    494550106      3091   62580  SH            Sole          	Sole
L-3 Communications Hldgs   COM              502424104      1857   18180  SH            Sole          	Sole
Lab Cp Of Amer Hldg New    COM              50540R409      1724   22040  SH            Sole          	Sole
Lincare Holdings Inc       COM              532791100      1411   38495  SH            Sole          	Sole
Lincoln National Corp      COM              534187109       660   10000  SH            Sole          	Sole
Lowes Companies            COM              548661107      1063   37954  SH            Sole          	Sole
Magellan Midstream PartnersCOM UNIT RP LP   559080106      2638   65910  SH            Sole          	Sole
Marathon Oil Group         COM              565849106      1935   33930  SH            Sole           Sole
MBIA Inc                   COM              55262C100      2439   39950  SH            Sole           Sole
McGraw-Hill Cos            COM              580645109      2624   51535  SH            Sole           Sole
Merrill Lynch & Co.        COM              590188108       381    5340  SH            Sole           Sole
Mylan Labs.                COM              628530107      1556   97494  SH            Sole           Sole
Nationwide Finl Svcs Cla   CL A             638612101       784   14570  SH            Sole           Sole
Noble Corp                 SHS              G65422100      1921   39170  SH            Sole           Sole
Nokia Corporation          SPONSORED ADR    654902204      2626   69224  SH            Sole           Sole
Nustar Energy, LP          UNIT COM         67058H102      2098   35302  SH            Sole           Sole
Oneok Partners Lp          UNIT LTD PARTN   68268N103      3161   53160  SH            Sole           Sole
Pepsi Bottlling Group      COM              713409100      1060   28530  SH            Sole           Sole
Pepsico Inc.               COM              713448108       557    7605  SH            Sole           Sole
Plains All Amern Ppln Lp   UNIT LTD PARTN   726503103      4514   82837  SH            Sole           Sole
Plum Creek Timber          COM              729251108      1875   41880  SH            Sole           Sole
Powershares- Dynamic Mkt PoDYNAMIC MKT PT   73935X104       327    6305  SH            Sole           Sole
Procter & Gamble Co        DYNAMIC MKT PT   742718109       231    3280  SH            Sole           Sole
Progressive Corp           COM              743263105       448   23090  SH            Sole           Sole
Prologis                   SH BEN INT       743410102       976   14710  SH            Sole           Sole
Quest Diagnostic Inc       COM              74834L100       319    5530  SH            Sole           Sole
Realty Income              COM              756109104      1983   70957  SH            Sole           Sole
Royal Bk Cda Montreal      COM              780087102       322    5800  SH            Sole           Sole
Royal Caribbean Cruises    COM              V7780T103       749   19180  SH            Sole           Sole
S P D R -S&P 500           UNIT SERV 1      78462F103       989    6482  SH            Sole           Sole
S&P MidCap 400 I-S         S&P MIDCAP 400   464287507       538    6099  SH            Sole           Sole
S&P Small Cap 600          S&P MIDCAP 600   464287804       824   11807  SH            Sole           Sole
Scana Corporation          COM              80589M102       227    5867  SH            Sole           Sole
Schlumberger               COM              806857108       368    3500  SH              Sole          Sole
Sealed Air                 COM              81211K100       366   14305  SH              Sole          Sole
Suburban Propane           COM              864482104      3067   69080  SH              Sole          Sole
Sunoco Logistics Partners  COM UNITS        86764L108      1279   25000  SH              Sole          Sole
Synovus Financial Corp.    COM              87161C105       253    9020  SH              Sole          Sole
Target Corporation         COM              87612E106      1482   23320  SH              Sole          Sole
Teppco Partners L P        UT LTD PARTNER   872384102      2272   59682  SH              Sole          Sole
Thor Industries            COM              885160101      1332   29610  SH              Sole          Sole
Wachovia                   COM              929903102       297    5932  SH              Sole          Sole
Washington Mutual Inc      COM              939322103       311    8820  SH              Sole          Sole
Western Union              COM              959802109       509   24275  SH              Sole          Sole
Willis Group Holdings      SHS              G96655108       505   12343  SH              Sole          Sole
Zimmer Holdings Inc        COM              98956P102      1871   23105  SH              Sole          Sole
                                                         120908